INTANGIBLE ASSETS (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 ResearchMember	Sep. 30, 2013 PatentsMember	Sep. 30, 2013 DrugMember	Sep. 30, 2013 PharmaceuticalMember	Sep. 30, 2013 PatentedTechnologyMember	Sep. 30, 2013 IntangibleassetsMember	Dec. 31, 2012 Cato Research discounted contract [Member]	Dec. 31, 2011 Cato Research discounted contract [Member]	Dec. 31, 2010 Cato Research discounted contract [Member]	Dec. 31, 2012 Patents for the AzoneTS-based product candidates and formulation [Member]	Dec. 31, 2011 Patents for the AzoneTS-based product candidates and formulation [Member]	Dec. 31, 2010 Patents for the AzoneTS-based product candidates and formulation [Member]	Dec. 31, 2012 Drug Master Files containing formulation, clinical and safety documentation used by the FDA [Member]	Dec. 31, 2011 Drug Master Files containing formulation, clinical and safety documentation used by the FDA [Member]	Dec. 31, 2010 Drug Master Files containing formulation, clinical and safety documentation used by the FDA [Member]	Dec. 31, 2013 In-process pharmaceutical products for 2 indications [Member]	Dec. 31, 2011 In-process pharmaceutical products for 2 indications [Member]	Dec. 31, 2010 In-process pharmaceutical products for 2 indications [Member]	Dec. 31, 2012 Technology related intangible assets [Member]	Dec. 31, 2011 Technology related intangible assets [Member]	Dec. 31, 2010 Technology related intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life					3 years	4 years 6 months	4 years 6 months	4 years 6 months			3 years			6 years			6 years			6 years
Cost	$ 9,980,000				$ 355,000	$ 1,305,000	$ 1,500,000	$ 6,820,000	$ 9,625,000	$ 9,980,000	$ 355,000
Accumulated Amortization	355,000	355,000			355,000					355,000	355,000
Total	9,625,000	9,625,000	9,625,000	9,625,000		1,305,000	1,500,000	6,820,000	9,625,000	9,625,000				1,305,000	1,305,000	1,305,000	1,500,000	1,500,000	1,500,000	6,820,000	6,820,000	6,820,000	9,625,000	9,625,000	9,625,000
Estimated amortization expense
2013
2014
2015	1,069,000
2016	2,139,000
2017	$ 2,139,000